UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04257

DWS Variable Series I
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2012 (Unaudited)

DWS Bond VIP
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 33.1%
Consumer Discretionary 3.6%
AMC Entertainment, Inc., 8.75%, 6/1/2019		170,000	187,425
Cablevision Systems Corp., 8.625%, 9/15/2017		115,000	133,688
Caesar's Entertainment Operating Co., Inc., 144A, 8.5%, 2/15/2020		275,000	275,000
CCO Holdings LLC, 6.5%, 4/30/2021		410,000	438,700
Clear Channel Communications, Inc., 9.0%, 3/1/2021		40,000	35,600
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020		110,000	107,250
DIRECTV Holdings LLC, 2.4%, 3/15/2017		1,050,000	1,078,092
DISH DBS Corp., 7.875%, 9/1/2019		135,000	156,937
Globo Comunicacao e Participacoes SA, 144A, 4.875%, 4/11/2022		500,000	541,875
Hertz Corp., 6.75%, 4/15/2019		110,000	116,050
Levi Strauss & Co., 7.625%, 5/15/2020		300,000	324,000
Lowe's Companies, Inc., 1.625%, 4/15/2017		750,000	765,019
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022		630,000	679,178
Mediacom Broadband LLC, 144A, 6.375%, 4/1/2023		15,000	15,000
Mediacom LLC, 9.125%, 8/15/2019		130,000	143,650
MGM Resorts International:
144A, 6.75%, 10/1/2020		15,000	15,000
144A, 8.625%, 2/1/2019		155,000	168,950
9.0%, 3/15/2020		20,000	22,325
NBCUniversal Media LLC:
5.15%, 4/30/2020		500,000	592,542
5.95%, 4/1/2041		272,000	333,169
Norcraft Companies LP, 10.5%, 12/15/2015		100,000	100,500
Penske Automotive Group, Inc., 144A, 5.75%, 10/1/2022		40,000	41,000
Sotheby's, 144A, 5.25%, 10/1/2022		20,000	20,200
Starz LLC, 144A, 5.0%, 9/15/2019		10,000	10,225
Unitymedia Hessen GmbH & Co., KG:
144A, 7.5%, 3/15/2019	EUR	165,000	231,116
144A, 8.125%, 12/1/2017		120,000	129,000
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	50,000	70,838
Wolverine World Wide, Inc., 144A, 6.125%, 10/15/2020		30,000	30,900

			6,763,229
Consumer Staples 0.8%
ConAgra Foods, Inc., 3.25%, 9/15/2022		350,000	352,756
CVS Caremark Corp., 5.75%, 5/15/2041		225,000	283,364
Del Monte Corp., 7.625%, 2/15/2019		40,000	41,150
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		170,000	169,575
Kroger Co., 6.9%, 4/15/2038		100,000	126,108
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		250,000	288,425
Pilgrim's Pride Corp., 7.875%, 12/15/2018		170,000	161,925
Smithfield Foods, Inc., 6.625%, 8/15/2022		40,000	41,500

			1,464,803
Energy 4.5%
Apache Corp., 3.25%, 4/15/2022		550,000	591,220
BreitBurn Energy Partners LP, 144A, 7.875%, 4/15/2022		20,000	20,700
Bristow Group, Inc., 6.25%, 10/15/2022		15,000	15,356
Cenovus Energy, Inc., 3.0%, 8/15/2022		280,000	287,057
Chesapeake Energy Corp., 6.875%, 11/15/2020		35,000	36,925
Continental Resources, Inc., 144A, 5.0%, 9/15/2022		15,000	15,675
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		760,000	976,917
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		50,000	49,125
Encana Corp., 5.15%, 11/15/2041		206,000	214,717
Enterprise Products Operating LLC, 6.125%, 10/15/2039		460,000	552,852
EP Energy LLC, 144A, 7.75%, 9/1/2022		40,000	40,800
FMC Technologies, Inc., 3.45%, 10/1/2022		300,000	304,553
Halcon Resources Corp., 144A, 9.75%, 7/15/2020		25,000	25,562
Linn Energy LLC, 144A, 6.25%, 11/1/2019		225,000	223,875
MEG Energy Corp., 144A, 6.375%, 1/30/2023		50,000	53,375
Midstates Petroleum Co., Inc., 144A, 10.75%, 10/1/2020		40,000	41,700
Oasis Petroleum, Inc., 6.5%, 11/1/2021		115,000	121,325
ONEOK Partners LP, 6.15%, 10/1/2016		878,000	1,024,125
Petroleos Mexicanos, 5.5%, 6/27/2044		550,000	605,000
Phillips 66, 144A, 2.95%, 5/1/2017		523,000	553,280
Plains Exploration & Production Co., 6.75%, 2/1/2022		25,000	25,375
Quicksilver Resources, Inc., 11.75%, 1/1/2016		110,000	111,100
Reliance Holdings U.S.A., Inc., 144A, 4.5%, 10/19/2020		650,000	666,182
SandRidge Energy, Inc., 7.5%, 3/15/2021		50,000	51,500
Tesoro Corp.:
4.25%, 10/1/2017		20,000	20,600
5.375%, 10/1/2022		15,000	15,450
Tesoro Logistics LP, 144A, 5.875%, 10/1/2020		10,000	10,250
Transocean, Inc., 3.8%, 10/15/2022		555,000	557,873
Weatherford International Ltd., 5.125%, 9/15/2020		1,250,000	1,366,559

			8,579,028
Financials 12.3%
Ally Financial, Inc., 6.25%, 12/1/2017		230,000	248,765
American International Group, Inc., 4.875%, 6/1/2022		400,000	450,783
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		750,000	752,924
Banco do Brasil SA, 144A, 5.875%, 1/26/2022		250,000	267,500
Bancolombia SA, 5.125%, 9/11/2022		500,000	505,000
Bangkok Bank PCL, 144A, 3.875%, 9/27/2022		250,000	249,752
Bank of America Corp.:
5.65%, 5/1/2018		365,000	416,164
5.75%, 12/1/2017		360,000	414,200
6.5%, 8/1/2016		80,000	92,521
Bank of New York Mellon Corp., 2.4%, 1/17/2017		550,000	578,812
BNP Paribas SA, 2.375%, 9/14/2017		740,000	743,198
Bunge Ltd. Finance Corp., 4.1%, 3/15/2016		248,000	265,773
CIT Group, Inc., 4.25%, 8/15/2017		410,000	425,505
CNA Financial Corp., 5.75%, 8/15/2021		1,001,000	1,164,154
E*TRADE Financial Corp., 6.75%, 6/1/2016		310,000	326,275
Ford Motor Credit Co., LLC:
3.0%, 6/12/2017		485,000	493,678
4.25%, 9/20/2022		310,000	317,675
7.0%, 4/15/2015		925,000	1,036,000
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.875%, 1/31/2022		15,000	16,050
General Electric Capital Corp., 2.9%, 1/9/2017		1,805,000	1,909,654
Grupo Aval Ltd., 144A, 4.75%, 9/26/2022		250,000	246,250
Hartford Financial Services Group, Inc., 6.0%, 1/15/2019		250,000	283,652
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		110,000	111,925
8.875%, 2/1/2018		230,000	236,325
ING Bank NV, 144A, 2.0%, 9/25/2015		1,310,000	1,311,958
International Lease Finance Corp., 8.75%, 3/15/2017		185,000	216,450
JPMorgan Chase & Co., 5.125%, 9/15/2014		1,100,000	1,180,307
Level 3 Financing, Inc., 144A, 7.0%, 6/1/2020		210,000	212,100
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015		525,000	537,304
Morgan Stanley, 6.375%, 7/24/2042		250,000	275,341
Nationwide Financial Services, Inc., 144A, 5.375%, 3/25/2021		410,000	433,953
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		235,000	251,450
Nielsen Finance LLC, 144A, 4.5%, 10/1/2020		15,000	14,906
Nordea Bank AB, 144A, 4.25%, 9/21/2022		555,000	551,562
PNC Bank NA, 6.875%, 4/1/2018		200,000	248,468
PNC Funding Corp., 3.3%, 3/8/2022		1,020,000	1,093,184
Principal Financial Group, Inc., 3.3%, 9/15/2022		605,000	611,811
RBS Citizens Financial Group, Inc., 144A, 4.15%, 9/28/2022		550,000	551,024
Reynolds Group Issuer, Inc.:
144A, 5.75%, 10/15/2020		40,000	40,000
7.125%, 4/15/2019		400,000	422,000
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		335,000	370,175
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		20,000	20,250
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		15,000	15,075
SunTrust Banks, Inc., 3.6%, 4/15/2016		335,000	357,902
The Goldman Sachs Group, Inc., 6.0%, 6/15/2020		880,000	1,014,674
Toll Brothers Finance Corp., 8.91%, 10/15/2017		200,000	254,492
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		25,000	25,250
Turkiye Garanti Bankasi AS, 144A, 5.25%, 9/13/2022		1,000,000	1,007,500
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		150,000	157,125
UR Merger Sub Corp.:
144A, 5.75%, 7/15/2018		35,000	36,969
144A, 7.625%, 4/15/2022		125,000	136,875
WPP Finance 2010, 3.625%, 9/7/2022		470,000	473,428

			23,374,068
Health Care 2.2%
Agilent Technologies, Inc., 3.2%, 10/1/2022		300,000	302,833
Amgen, Inc., 5.15%, 11/15/2041		520,000	579,427
Biomet, Inc.:
144A, 6.5%, 8/1/2020		35,000	36,269
144A, 6.5%, 10/1/2020		35,000	34,300
Community Health Systems, Inc., 7.125%, 7/15/2020		160,000	170,700
Express Scripts Holding Co., 7.25%, 6/15/2019		560,000	721,650
Gilead Sciences, Inc., 4.4%, 12/1/2021		390,000	443,290
HCA, Inc.:
6.5%, 2/15/2020		350,000	389,375
7.5%, 2/15/2022		285,000	322,763
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		265,000	277,299
McKesson Corp., 4.75%, 3/1/2021		475,000	553,376
Tenet Healthcare Corp., 6.25%, 11/1/2018		110,000	121,275
Watson Pharmaceuticals, Inc., 3.25%, 10/1/2022		255,000	258,266

			4,210,823
Industrials 2.0%
Accuride Corp., 9.5%, 8/1/2018		10,000	10,275
ADT Corp., 144A, 3.5%, 7/15/2022		455,000	472,696
Air Lease Corp., 144A, 4.5%, 1/15/2016		10,000	10,000
BAA Funding Ltd., 144A, 2.5%, 6/25/2015		335,000	341,768
BE Aerospace, Inc., 6.875%, 10/1/2020		80,000	88,800
Belden, Inc., 144A, 5.5%, 9/1/2022		35,000	35,787
Bombardier, Inc., 144A, 5.75%, 3/15/2022		250,000	256,250
CSX Corp., 6.15%, 5/1/2037		650,000	829,473
General Cable Corp., 144A, 5.75%, 10/1/2022		20,000	20,300
Huntington Ingalls Industries, Inc., 6.875%, 3/15/2018		220,000	238,425
Masco Corp., 6.125%, 10/3/2016		800,000	880,513
Navios Maritime Holdings, Inc., 8.875%, 11/1/2017		25,000	25,656
Ply Gem Industries, Inc., 144A, 9.375%, 4/15/2017		15,000	15,075
Sabre, Inc., 144A, 8.5%, 5/15/2019		15,000	15,413
TransDigm, Inc., 7.75%, 12/15/2018		35,000	38,675
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022		500,000	508,250

			3,787,356
Information Technology 1.6%
CDW LLC, 8.5%, 4/1/2019		240,000	261,000
Equinix, Inc., 7.0%, 7/15/2021		210,000	235,200
First Data Corp.:
144A, 6.75%, 11/1/2020		155,000	154,031
144A, 7.375%, 6/15/2019		285,000	293,906
Fiserv, Inc., 3.5%, 10/1/2022		715,000	717,536
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		190,000	206,625
Hewlett-Packard Co., 3.3%, 12/9/2016		715,000	745,323
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		25,000	26,750
7.625%, 6/15/2021		75,000	83,063
NCR Corp., 144A, 5.0%, 7/15/2022		10,000	10,100
Xerox Corp., 2.95%, 3/15/2017		284,000	293,444

			3,026,978
Materials 2.4%
ArcelorMittal, 6.125%, 6/1/2018		1,000,000	993,450
Corporacion Nacional del Cobre - Codelco, 144A, 3.75%, 11/4/2020		550,000	594,306
FMG Resources (August 2006) Pty Ltd., 144A, 6.0%, 4/1/2017		565,000	525,450
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		790,000	790,798
Huntsman International LLC, 8.625%, 3/15/2021		105,000	120,225
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		60,000	58,800
Novelis, Inc., 8.75%, 12/15/2020		400,000	443,000
Polymer Group, Inc., 7.75%, 2/1/2019		100,000	106,500
Teck Resources Ltd., 3.0%, 3/1/2019		400,000	404,941
Vale SA, 5.625%, 9/11/2042		500,000	508,661

			4,546,131
Telecommunication Services 2.3%
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		315,000	338,625
8.75%, 3/15/2018		140,000	142,100
Cricket Communications, Inc., 7.75%, 10/15/2020		285,000	277,875
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		100,000	108,750
Digicel Ltd., 144A, 8.25%, 9/1/2017		295,000	318,600
Frontier Communications Corp.:
7.125%, 1/15/2023		65,000	67,600
7.875%, 4/15/2015		332,000	371,840
8.5%, 4/15/2020		420,000	474,600
Intelsat Jackson Holdings SA, 7.5%, 4/1/2021		365,000	395,113
Intelsat Luxembourg SA, 11.25%, 2/4/2017		225,000	237,938
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019		120,000	126,000
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		350,000	366,625
SBA Communications Corp., 144A, 5.625%, 10/1/2019		20,000	20,350
Sprint Nextel Corp.:
6.0%, 12/1/2016		375,000	386,250
8.375%, 8/15/2017		90,000	100,125
tw telecom holdings, Inc., 144A, 5.375%, 10/1/2022 (b)		10,000	10,200
Windstream Corp.:
7.5%, 6/1/2022		15,000	15,900
7.5%, 4/1/2023		10,000	10,450
7.75%, 10/15/2020		495,000	530,887

			4,299,828
Utilities 1.4%
AES Corp., 8.0%, 10/15/2017		30,000	34,650
Calpine Corp., 144A, 7.5%, 2/15/2021		345,000	372,600
DTE Energy Co., 7.625%, 5/15/2014		300,000	331,943
Dubai Electricity & Water Authority, 144A, 8.5%, 4/22/2015		250,000	281,250
Energy Future Competitive Holdings Co., 7.48%, 1/1/2017		20,261	18,424
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		659,000	727,345
Korea Gas Corp., 144A, 2.25%, 7/25/2017		500,000	503,820
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		100,000	118,500
NRG Energy, Inc., 8.25%, 9/1/2020		190,000	207,100

			2,595,632

Total Corporate Bonds (Cost $59,920,159)			62,647,876
Mortgage-Backed Securities Pass-Throughs 35.5%
Federal Home Loan Mortgage Corp.:
3.5%, 4/1/2042		9,156,952	9,860,177
4.0%, 8/1/2039		1,033,866	1,129,458
4.5%, 6/1/2041		3,684,870	3,978,220
5.5%, with various maturities from 10/1/2023 until 8/1/2024		213,982	235,740
6.5%, 3/1/2026		476,137	534,506
Federal National Mortgage Association:
2.601% *, 8/1/2037		252,272	271,113
3.0%, 10/1/2026 (b)		10,500,000	11,130,820
3.5%, 11/1/2041 (b)		20,000,000	21,450,000
4.0%, with various maturities from 9/1/2040 until 5/1/2042		2,649,481	2,893,965
4.5%, with various maturities from 10/1/2033 until 5/1/2041		498,710	540,204
5.0%, with various maturities from 2/1/2021 until 8/1/2040		2,593,790	2,830,488
5.249% *, 9/1/2038		166,467	178,900
5.5%, with various maturities from 12/1/2032 until 4/1/2037		2,851,209	3,146,755
6.0%, with various maturities from 4/1/2024 until 3/1/2025		935,824	1,034,594
6.5%, with various maturities from 3/1/2017 until 12/1/2037		1,233,567	1,388,745
8.0%, 9/1/2015		10,226	10,839
Government National Mortgage Association:
3.0%, with various maturities from 5/1/2042 until 6/1/2042 (b)		4,000,000	4,278,750
3.5%, 8/20/2042		1,995,619	2,194,245

Total Mortgage-Backed Securities Pass-Throughs (Cost $65,311,594)			67,087,519
Asset-Backed 1.0%
Credit Card Receivables
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 2.971% *, 8/15/2018		1,750,000	1,831,977
(Cost $1,842,012)
Commercial Mortgage-Backed Securities 4.9%
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 1.971% *, 11/15/2015		1,758,774	1,756,757
Banc of America Merrill Lynch Commercial Mortgage, Inc., "A2", Series 2007-2, 5.634% *, 4/10/2049		112,585	117,064
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007- PW16, 5.716% *, 6/11/2040		240,000	283,074
Citigroup/Deutsche Bank Commercial Mortgage Trust, "AM", Series 2007-CD5, 6.122% *, 11/15/2044		180,000	202,696
Commercial Mortgage Pass-Through Certificates, "AM", Series 2007-C9, 5.65%, 12/10/2049		80,000	87,817
Greenwich Capital Commercial Funding Corp., "A4", Series 2007-GG9, 5.444%, 3/10/2039		1,750,000	1,998,188
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		230,000	248,694
"A4", Series 2007-C1, 5.716%, 2/15/2051		960,000	1,129,944
"F", Series 2007-LD11, 5.813% *, 6/15/2049		650,000	32,500
"G", Series 2007-LD11, 144A, 5.813% *, 6/15/2049		760,000	32,529
"H", Series 2007-LD11, 144A, 5.813% *, 6/15/2049		460,000	8,706
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040		1,315,000	1,554,295
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 5.847% *, 6/12/2050		1,449,273	1,578,512
PNC Mortgage Acceptance Corp., "J", Series 2000-C2, 144A, 6.22%, 10/12/2033		200,000	188,312
Wachovia Bank Commercial Mortgage Trust, "H", Series 2007-C32, 144A, 5.75% *, 6/15/2049		770,000	90,706

Total Commercial Mortgage-Backed Securities (Cost $10,950,517)			9,309,794
Collateralized Mortgage Obligations 4.7%
Countrywide Home Loans, "A2", Series 2006-1, 6.0%, 3/25/2036		501,656	447,750
CS First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		147,203	97,476
Federal Home Loan Mortgage Corp.:
"NI", Series 4020, Interest Only, 3.0%, 3/15/2027		387,158	39,378
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		1,933,103	194,505
"LI", Series 3838, Interest Only, 4.5%, 4/15/2022		1,450,977	129,039
"PE", Series 2898, 5.0%, 5/15/2033		298,337	308,934
Federal National Mortgage Association:
''IO", Series 2010-143, Interest Only, 5.0%, 12/25/2025		3,435,757	380,672
"QD", Series 2005-29, 5.0%, 8/25/2033		435,000	455,969
"EG", Series 2005-22, 5.0%, 11/25/2033		750,000	786,337
"TC", Series 2007-77, 5.5%, 9/25/2034		335,169	345,277
Government National Mortgage Association:
"DI", Series 2012-102, Interest Only, 2.5%, 8/20/2027		4,963,106	519,514
"HX", Series 2012-91, 3.0%, 9/20/2040		486,534	521,243
"CI", Series 2010-145, Interest Only, 4.0%, 11/20/2035		500,937	39,999
"MI", Series 2010-85, Interest Only, 4.5%, 1/20/2036		2,441,956	244,685
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		4,141,810	461,492
"GI", Series 2010-89, Interest Only, 4.5%, 5/20/2039		1,951,578	287,272
"PD", Series 2011-25, 4.5%, 10/16/2039		1,000,000	1,138,821
"EI", Series 2010-134, Interest Only, 4.5%, 11/20/2039		2,599,127	388,263
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		2,276,933	299,351
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		4,659,014	521,275
"IM", Series 2010-87, Interest Only, 4.75%, 3/20/2036		2,540,176	231,180
"JI", Series 2010-67, Interest Only, 5.0%, 10/20/2033		1,268,623	107,105
"IA", Series 2010-58, Interest Only, 5.0%, 3/20/2039		3,731,685	501,124
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		435,572	57,760
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		878,640	117,475
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		315,511	47,626
MASTR Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020		217,523	222,268
"8A1", Series 2004-3, 7.0%, 4/25/2034		10,729	10,825

Total Collateralized Mortgage Obligations (Cost $9,685,166)			8,902,615
Government & Agency Obligations 25.9%
Sovereign Bonds 3.6%
Republic of Argentina, 7.0%, 10/3/2015		250,000	220,097
Republic of Belarus, 8.95%, 1/26/2018		500,000	490,500
Republic of Croatia, REG S, 6.75%, 11/5/2019		850,000	958,375
Republic of El Salvador, REG S, 8.25%, 4/10/2032		40,000	47,500
Republic of Hungary, 7.625%, 3/29/2041		250,000	282,500
Republic of Indonesia, REG S, 4.875%, 5/5/2021		800,000	916,000
Republic of Lithuania:
REG S, 5.125%, 9/14/2017		200,000	223,000
144A, 6.125%, 3/9/2021		225,000	268,313
Republic of Panama:
5.2%, 1/30/2020		425,000	510,637
7.125%, 1/29/2026		220,000	311,850
7.25%, 3/15/2015		80,000	91,600
Republic of Poland, 3.0%, 3/17/2023		350,000	343,945
Republic of Serbia:
REG S, 6.75%, 11/1/2024		845,834	828,917
REG S, 7.25%, 9/28/2021		300,000	317,250
Russian Federation, REG S, 5.0%, 4/29/2020		800,000	918,000

			6,728,484
U.S. Treasury Obligations 22.3%
U.S. Treasury Bills, 0.13% **, 3/7/2013 (c)		341,000	340,807
U.S. Treasury Bonds:
3.75%, 8/15/2041		2,500,000	2,989,063
4.75%, 2/15/2037		4,000,000	5,536,876
U.S. Treasury Notes:
1.0%, 8/31/2016		28,350,000	28,952,437
1.5%, 7/31/2016		4,250,000	4,420,994

			42,240,177

Total Government & Agency Obligations (Cost $47,088,218)			48,968,661
Loan Participations and Assignments 0.8%
Sovereign Loans
Gazprom Neft OAO, 144A, 4.375%, 9/19/2022		500,000	497,500
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018		100,000	118,000
Sberbank of Russia, 144A, 6.125%, 2/7/2022		250,000	276,250
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		500,000	522,500

Total Loan Participations and Assignments (Cost $1,388,223)			1,414,250
Municipal Bonds and Notes 7.0%
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045		600,000	750,774
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Build America Bonds, Series B, 6.2%, 12/1/2040		265,000	300,261
Glendale, AZ, Municipal Property Corp., Excise Tax Revenue, Series B, 6.157%, 7/1/2033, INS: AGMC		420,000	486,037
Gwinnett County, GA, Development Authority Revenue, Gwinnett Stadium Project, 6.4%, 1/1/2028		655,000	752,588
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013		630,000	631,153
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		2,075,000	2,184,850
Los Angeles, CA, Community Development Agency Tax Allocation Revenue, Adelante Eastside Project, Series C, 6.49%, 9/1/2037, INS: Radian		305,000	306,763
Louisville & Jefferson County, KY, Metropolitan Sewer District & Drain Systems, Build America Bonds, 6.25%, 5/15/2043		600,000	793,386
Miami-Dade County, FL, Educational Facilities Authority, University of Miami, Series B, 6.1%, 4/1/2015		525,000	539,474
Michigan, Western Michigan University Revenue, 4.41%, 11/15/2014, INS: AMBAC		475,000	480,691
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds:
Series B, 6.731%, 7/1/2043		400,000	480,088
Series A2, 7.431%, 7/1/2043		250,000	316,628
New Jersey, Economic Development Authority Revenue, Series B, 6.5%, 11/1/2013, INS: AGC		860,000	905,270
New Jersey, State Economic Development Authority Revenue, Series B, 6.5%, 11/1/2014, INS: AGC		585,000	640,078
New Jersey, State Educational Facilities Authority Revenue, NJ City University, Series F, 6.85%, 7/1/2036, INS: AGC		395,000	457,540
Newark, NJ, Pension Obligation, 5.853%, 4/1/2022, INS: AGMC		865,000	944,857
Port Authority New York & New Jersey, One Hundred Fiftieth Series, 4.75%, 9/15/2016		930,000	1,050,295
Rhode Island, Convention Center Authority Revenue, Civic Center, Series A, 6.06%, 5/15/2035, INS: AGMC		515,000	592,564
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013, INS: AGMC		315,000	318,030
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Series A, 5.0%, 11/1/2036		285,000	326,294

Total Municipal Bonds and Notes (Cost $11,960,019)			13,257,621

	Shares	Value ($)
Call Options Purchased 0.0%
Call Options Purchased
10 Year U.S. Treasury Note Future, Expiration Date 11/23/2012, Strike Price $134.0 (Cost $1,964)	5	3,438
Cash Equivalents 6.0%
Central Cash Management Fund, 0.15% (d) (Cost $11,262,680)	11,262,680	11,262,680

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $219,410,552) †	118.9	224,686,431
Other Assets and Liabilities, Net	(18.9)	(35,631,447)

Net Assets	100.0	189,054,984

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2012.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $219,410,552.  At September 30, 2012, net unrealized appreciation for all securities based on tax cost was $5,275,879.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,660,245 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,384,366.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued or delayed delivery security included.
(c)	At September 30, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
INS: Insured
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Radian: Radian Asset Assurance, Inc.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At September 30, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Canadian Government Bond	CAD	12/18/2012	4	558,560	4,780
10 Year U.S. Treasury Note	USD	12/19/2012	23	3,070,141	23,668
5 Year U.S. Treasury Note	USD	12/31/2012	40	4,985,313	9,991
United Kingdom Long Gilt Bond	GBP	12/27/2012	2	389,554	7,489
Total unrealized appreciation					45,928

At September 30, 2012, open written options contracts were as follows:

Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (e)
Call Options
10 Year U.S. Treasury Note Future	10	11/23/2012	135.0	3,884	(3,437)

(e)	Unrealized appreciation on written options on exchange-traded futures contracts at September 30, 2012 was $447.

At September 30, 2012, open credit default swap contracts purchased were as follows:

Effective/ Expiration Date	Notional Amount ($) (f)	Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

9/20/2012 12/20/2017	1,800,0001	1.0%	Kingdom of Spain, 5.5%, 7/30/2017, BBB-	208,774	212,204	(3,430)

At September 30, 2012, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (f)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation($)

9/20/2012 12/20/2017	1,800,0001	1.0%	Republic of Italy, 6.875%, 9/27/2023, BBB	(230,717)	(234,795)	4,078

(f)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(g)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

At September 30, 2012, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

7/16/2013 7/16/2033	2,100,0002	Fixed — 2.322%	Floating — LIBOR	79,770	—	79,770
7/16/2013 7/16/2043	700,0002	Floating — LIBOR	Fixed — 2.424%	(40,819)	—	(40,819)
7/16/2013 7/16/2023	9,000,0002	Fixed — 1.858%	Floating — LIBOR	69,245	—	69,245
7/16/2013 7/16/2014	8,200,0002	Floating — LIBOR	Fixed — 0.515%	11,336	—	11,336
7/16/2013 7/16/2018	7,500,0002	Fixed — 1.148%	Floating — LIBOR	(40,734)	—	(40,734)
Total net unrealized appreciation					78,798

Counterparties
1	BNP Paribas
2	Citigroup, Inc.
LIBOR: London Interbank Offered Rate

As of September 30, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	930,922	TRY	1,700,000	10/5/2012	14,298	Barclays Bank PLC
USD	921,097	AUD	900,000	10/10/2012	11,566	Barclays Bank PLC
AUD	900,000	USD	936,351	10/10/2012	3,688	Nomura International PLC
EUR	238,800	USD	309,290	10/12/2012	2,235	JPMorgan Chase Securities, Inc.
USD	4,500	EUR	3,500	10/12/2012	—	JPMorgan Chase Securities, Inc.
AUD	900,000	NZD	1,141,145	10/15/2012	12,618	Barclays Bank PLC
USD	5,346	NZD	6,472	10/15/2012	13	JPMorgan Chase Securities, Inc.
EUR	700,000	USD	902,481	10/15/2012	2,810	Nomura International PLC
USD	1,905,924	JPY	150,000,000	10/17/2012	16,445	JPMorgan Chase Securities, Inc.
JPY	110,000,000	USD	1,411,055	10/17/2012	1,319	Nomura International PLC
MXN	18,100,000	USD	1,407,093	10/17/2012	3,594	JPMorgan Chase Securities, Inc.
AUD	900,000	USD	939,528	10/19/2012	7,681	Barclays Bank PLC
EUR	1,100,000	TRY	2,590,720	10/22/2012	23,148	Barclays Bank PLC
EUR	700,000	TRY	1,624,825	10/22/2012	1,521	JPMorgan Chase Securities, Inc.
GBP	1,200,000	USD	1,950,564	10/25/2012	12,955	Nomura International PLC
NZD	2,300,000	USD	1,903,133	11/2/2012	994	BNP Paribas
USD	1,895,038	JPY	150,000,000	11/20/2012	27,856	Barclays Bank PLC
Total unrealized appreciation					142,741

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

NOK	5,000,000	SEK	5,697,910	10/4/2012	(5,320)	Nomura International PLC
USD	899,773	JPY	70,000,000	10/4/2012	(2,767)	Barclays Bank PLC
USD	6,319	SEK	41,390	10/4/2012	(19)	Nomura International PLC
JPY	70,000,000	USD	892,727	10/4/2012	(4,279)	Nomura International PLC
SEK	5,739,300	NOK	5,000,000	10/4/2012	(980)	Barclays Bank PLC
TRY	1,700,000	USD	936,499	10/5/2012	(8,721)	Barclays Bank PLC
NZD	1,147,617	AUD	900,000	10/15/2012	(17,976)	Nomura International PLC
USD	918,659	EUR	700,000	10/15/2012	(18,988)	JPMorgan Chase Securities, Inc.
USD	1,409,077	MXN	18,100,000	10/17/2012	(5,579)	Barclays Bank PLC
JPY	40,000,000	USD	511,327	10/17/2012	(1,304)	JPMorgan Chase Securities, Inc.
USD	939,627	AUD	900,000	10/19/2012	(7,780)	Barclays Bank PLC
TRY	4,189,050	EUR	1,800,000	10/22/2012	(9,973)	JPMorgan Chase Securities, Inc.
JPY	150,000,000	USD	1,894,585	11/20/2012	(28,309)	Barclays Bank PLC
Total unrealized depreciation					(111,995)

Currency Abbreviations

AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	TRY	Turkish Lira
JPY	Japanese Yen	USD	United States Dollar
MXN	Mexican Peso

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$62,647,876	$—	$62,647,876
Mortgage-Backed Securities Pass-Throughs	—	67,087,519	—	67,087,519
Asset-Backed	—	1,831,977	—	1,831,977
Commercial Mortgage-Backed Securities	—	9,309,794	—	9,309,794
Collateralized Mortgage Obligations	—	8,902,615	—	8,902,615
Government & Agency Obligations	—	48,968,661	—	48,968,661
Loan Participations and Assignments	—	1,414,250	—	1,414,250
Municipal Bonds and Notes	—	13,257,621	—	13,257,621
Short-Term Investments	11,262,680	—	—	11,262,680
Derivatives(i)	49,366	307,170	—	356,536
Total	$11,312,046	$213,727,483	$—	$225,039,529
Liabilities
Derivatives(i)	$(3,437)	$(196,978)	$—	$(200,415)
Total	$(3,437)	$(196,978)	$—	$(200,415)

There have been no transfers between fair value measurement levels during the period ended September 30, 2012.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contract, credit default swap contracts, interest rate swap contracts,  forward foreign currency exchange contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$648	$—	$—
Foreign Exchange Contracts	$—	$—	$30,746	$1,921
Interest Rate Contracts	$45,928	$78,798	$—	$—

Investment Portfolio	as of September 30, 2012 (Unaudited)

DWS Capital Growth VIP
	Shares	Value ($)
Common Stocks 97.6%
Consumer Discretionary 15.6%
Auto Components 0.8%
BorgWarner, Inc.* (a)	83,498	5,770,547
Hotels, Restaurants & Leisure 2.9%
McDonald's Corp.	82,829	7,599,561
Starwood Hotels & Resorts Worldwide, Inc.	164,050	9,508,338
Wynn Resorts Ltd. (a)	40,108	4,630,067

		21,737,966
Internet & Catalog Retail 0.5%
Amazon.com, Inc.* (a)	14,645	3,724,516
Media 2.5%
Comcast Corp. "A" (a)	277,756	9,935,332
News Corp. "A" (a)	352,588	8,648,984

		18,584,316
Multiline Retail 0.8%
Dollar General Corp.* (a)	120,237	6,197,015
Specialty Retail 5.1%
Bed Bath & Beyond, Inc.* (a)	119,093	7,502,859
Dick's Sporting Goods, Inc. (a)	169,333	8,779,916
GNC Holdings, Inc. "A" (a)	106,489	4,149,876
Limited Brands, Inc. (a)	230,034	11,331,475
Sally Beauty Holdings, Inc.*	260,308	6,531,128

		38,295,254
Textiles, Apparel & Luxury Goods 3.0%
Coach, Inc. (a)	133,782	7,494,468
NIKE, Inc. "B"	160,418	15,225,272

		22,719,740
Consumer Staples 11.5%
Beverages 3.3%
Beam, Inc. (a)	164,538	9,467,516
PepsiCo, Inc.	216,049	15,289,788

		24,757,304
Food & Staples Retailing 5.4%
Costco Wholesale Corp.	181,892	18,211,936
Wal-Mart Stores, Inc.	89,507	6,605,617
Whole Foods Market, Inc. (a)	161,204	15,701,270

		40,518,823
Food Products 2.8%
Hillshire Brands Co.	141,968	3,801,903
Kraft Foods, Inc. "A" (a)	297,951	12,320,274
Mead Johnson Nutrition Co.	72,401	5,305,545

		21,427,722
Energy 5.5%
Energy Equipment & Services 2.7%
National Oilwell Varco, Inc. (a)	106,093	8,499,110
Schlumberger Ltd. (a)	158,368	11,454,758

		19,953,868
Oil, Gas & Consumable Fuels 2.8%
Anadarko Petroleum Corp. (a)	131,310	9,181,195
Concho Resources, Inc.* (a)	34,136	3,234,386
EOG Resources, Inc.	78,568	8,803,544

		21,219,125
Financials 4.6%
Capital Markets 2.1%
Ameriprise Financial, Inc.	72,305	4,098,970
T. Rowe Price Group, Inc. (a)	191,969	12,151,638

		16,250,608
Consumer Finance 1.2%
Discover Financial Services (a)	224,355	8,913,624
Real Estate Investment Trusts 1.3%
American Tower Corp. (REIT)	134,766	9,620,945
Health Care 12.5%
Biotechnology 5.8%
Celgene Corp.* (a)	247,065	18,875,766
Cepheid, Inc.* (a)	167,309	5,773,833
Gilead Sciences, Inc.* (a)	212,309	14,082,456
Medivation, Inc.* (a)	54,566	3,075,340
Vertex Pharmaceuticals, Inc.*	29,583	1,655,169

		43,462,564
Health Care Equipment & Supplies 1.9%
CareFusion Corp.* (a)	248,748	7,061,955
St. Jude Medical, Inc. (a)	163,752	6,898,872

		13,960,827
Health Care Providers & Services 3.7%
Express Scripts Holding Co.* (a)	297,931	18,671,336
McKesson Corp.	104,762	9,012,675

		27,684,011
Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc.	147,477	8,676,072
Industrials 12.1%
Aerospace & Defense 1.2%
TransDigm Group, Inc.*	63,428	8,998,530
Commercial Services & Supplies 0.7%
Stericycle, Inc.* (a)	61,804	5,594,498
Electrical Equipment 3.2%
AMETEK, Inc.	297,650	10,551,692
Regal-Beloit Corp. (a)	55,074	3,881,616
Roper Industries, Inc. (a)	88,848	9,763,507

		24,196,815
Industrial Conglomerates 2.3%
General Electric Co. (a)	745,418	16,928,443
Machinery 3.5%
Dover Corp. (a)	124,139	7,385,029
Navistar International Corp.* (a)	121,072	2,553,409
Parker Hannifin Corp. (a)	138,247	11,554,684
SPX Corp.	78,831	5,156,336

		26,649,458
Road & Rail 1.2%
Norfolk Southern Corp. (a)	136,907	8,711,392
Information Technology 33.0%
Communications Equipment 3.7%
QUALCOMM, Inc. (a)	448,548	28,029,765
Computers & Peripherals 13.3%
Apple, Inc.	118,596	79,134,367
EMC Corp.* (a)	773,710	21,099,072

		100,233,439
Internet Software & Services 2.9%
Google, Inc. "A"* (a)	28,613	21,588,508
IT Services 4.5%
Accenture PLC "A" (a)	241,144	16,887,315
International Business Machines Corp.	65,838	13,658,093
VeriFone Systems, Inc.* (a)	105,139	2,928,121

		33,473,529
Semiconductors & Semiconductor Equipment 1.5%
Broadcom Corp. "A"*	56,194	1,943,188
Skyworks Solutions, Inc.*	109,184	2,572,921
Teradyne, Inc.* (a)	101,516	1,443,558
Texas Instruments, Inc.	183,937	5,067,464

		11,027,131
Software 7.1%
Check Point Software Technologies Ltd.* (a)	128,474	6,187,308
Citrix Systems, Inc.*	110,343	8,448,963
Microsoft Corp. (a)	564,456	16,809,500
Oracle Corp.	601,133	18,929,678
Solera Holdings, Inc. (a)	64,752	2,840,670

		53,216,119
Materials 2.3%
Chemicals 1.8%
Ecolab, Inc.	143,873	9,324,409
Monsanto Co. (a)	43,895	3,995,323

		13,319,732
Metals & Mining 0.5%
Freeport-McMoRan Copper & Gold, Inc.	101,104	4,001,696
Utilities 0.5%
Water Utilities
American Water Works Co., Inc.	102,545	3,800,318

Total Common Stocks (Cost $460,033,332)		733,244,220
Securities Lending Collateral 29.5%
Daily Assets Fund Institutional, 0.23% (b) (c) (Cost $221,481,387)	221,481,387	221,481,387
Cash Equivalents 2.4%
Central Cash Management Fund, 0.15% (b) (Cost $18,329,384)	18,329,384	18,329,384

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $699,844,103) †	129.5	973,054,991
Other Assets and Liabilities, Net	(29.5)	(221,801,415)

Net Assets	100.0	751,253,576

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $703,412,637.  At September 30, 2012, net unrealized appreciation for all securities based on tax cost was $269,642,354.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $286,859,873 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,217,519.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2012 amounted to $216,222,109, which is 28.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$733,244,220	$—	$—	$733,244,220
Short-Term Investments(d)	239,810,771	—	—	239,810,771
Total	$973,054,991	$—	$—	$973,054,991

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended September31, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2012 (Unaudited)

DWS Core Equity VIP
	Shares	Value ($)
Common Stocks 98.6%
Consumer Discretionary 12.1%
Hotels, Restaurants & Leisure 0.7%
Brinker International, Inc.	23,200	818,960
Carnival Corp.	9,400	342,536
Six Flags Entertainment Corp.	2,100	123,480

		1,284,976
Household Durables 1.6%
KB HOME (a)	22,700	325,745
Lennar Corp. "A" (a)	29,100	1,011,807
M.D.C. Holdings, Inc. (a)	10,200	392,802
Ryland Group, Inc.	5,600	168,000
Sony Corp. (ADR)	40,500	473,850
Whirlpool Corp.	7,100	588,661

		2,960,865
Internet & Catalog Retail 0.3%
Expedia, Inc. (a)	8,400	485,856
Media 4.4%
Comcast Corp. "A"	42,300	1,513,071
Comcast Corp. Special "A"	57,500	2,001,000
Gannett Co., Inc. (a)	72,600	1,288,650
Lions Gate Entertainment Corp.*	25,700	392,439
McGraw-Hill Companies, Inc. (a)	9,700	529,523
Time Warner Cable, Inc. (a)	4,200	399,252
Time Warner, Inc. (a)	14,500	657,285
Walt Disney Co. (a)	26,000	1,359,280

		8,140,500
Multiline Retail 1.2%
Dillard's, Inc. "A" (a)	10,515	760,445
Macy's, Inc.	27,300	1,027,026
Sears Holdings Corp.*	8,000	443,920

		2,231,391
Specialty Retail 3.9%
Aaron's, Inc.	19,400	539,514
American Eagle Outfitters, Inc.	19,500	411,060
Cabela's, Inc.* (a)	10,100	552,268
Foot Locker, Inc.	7,800	276,900
Home Depot, Inc. (a)	13,700	827,069
Ross Stores, Inc.	4,200	271,320
The Gap, Inc.	80,700	2,887,446
TJX Companies, Inc.	32,900	1,473,591

		7,239,168
Consumer Staples 9.6%
Beverages 1.1%
Anheuser-Busch InBev NV (ADR)	11,100	953,601
Diageo PLC (ADR)	9,400	1,059,662

		2,013,263
Food & Staples Retailing 2.2%
CVS Caremark Corp. (a)	54,200	2,624,364
Kroger Co.	18,500	435,490
Wal-Mart Stores, Inc.	11,000	811,800
Whole Foods Market, Inc.	1,400	136,360

		4,008,014
Food Products 2.4%
Archer-Daniels-Midland Co. (a)	8,900	241,902
Bunge Ltd. (a)	17,600	1,180,080
Campbell Soup Co. (a)	16,900	588,458
Dean Foods Co.* (a)	89,400	1,461,690
Kraft Foods, Inc. "A"	12,900	533,415
The Hershey Co. (a)	7,000	496,230

		4,501,775
Household Products 1.5%
Church & Dwight Co., Inc.	2,800	151,172
Colgate-Palmolive Co.	2,200	235,884
Kimberly-Clark Corp. (a)	23,500	2,015,830
Procter & Gamble Co.	5,300	367,608

		2,770,494
Tobacco 2.4%
Altria Group, Inc.	38,500	1,285,515
Lorillard, Inc.	10,700	1,246,015
Philip Morris International, Inc.	21,100	1,897,734

		4,429,264
Energy 12.2%
Energy Equipment & Services 0.4%
Helix Energy Solutions Group, Inc.* (a)	27,700	506,079
National Oilwell Varco, Inc.	2,700	216,297
Transocean Ltd.	2,400	107,736

		830,112
Oil, Gas & Consumable Fuels 11.8%
Chesapeake Energy Corp.	14,200	267,954
Chevron Corp.	13,800	1,608,528
CVR Energy, Inc.* (a)	12,200	448,350
Delek U.S. Holdings, Inc.	3,700	94,313
Exxon Mobil Corp.	8,600	786,470
HollyFrontier Corp. (a)	48,800	2,013,976
Marathon Oil Corp.	20,900	618,013
Marathon Petroleum Corp.	55,800	3,046,122
Phillips 66 (a)	44,600	2,068,102
Royal Dutch Shell PLC (ADR)	5,000	347,050
Statoil ASA (ADR) (a)	52,300	1,348,817
Tesoro Corp. (a)	71,300	2,987,470
Valero Energy Corp.	95,400	3,022,272
Western Refining, Inc. (a)	74,200	1,942,556
Williams Companies, Inc.	33,700	1,178,489

		21,778,482
Financials 18.2%
Capital Markets 0.3%
State Street Corp.	4,600	193,016
The Goldman Sachs Group, Inc.	2,700	306,936

		499,952
Commercial Banks 3.7%
BB&T Corp. (a)	20,100	666,516
PNC Financial Services Group, Inc.	10,900	687,790
Regions Financial Corp. (a)	367,400	2,648,954
SunTrust Banks, Inc.	31,800	898,986
Wells Fargo & Co.	29,500	1,018,635
Zions Bancorp. (a)	43,700	902,623

		6,823,504
Consumer Finance 2.6%
American Express Co.	22,000	1,250,920
Capital One Financial Corp. (a)	13,100	746,831
Discover Financial Services	69,700	2,769,181

		4,766,932
Diversified Financial Services 3.3%
Bank of America Corp.	96,100	848,563
Citigroup, Inc. (a)	54,400	1,779,968
JPMorgan Chase & Co.	73,400	2,971,232
Moody's Corp.	11,000	485,870

		6,085,633
Insurance 6.1%
ACE Ltd.	17,800	1,345,680
Aflac, Inc. (a)	18,000	861,840
Allied World Assurance Co. Holdings AG	3,700	285,825
Allstate Corp. (a)	80,700	3,196,527
Arch Capital Group Ltd.* (a)	3,000	125,040
Berkshire Hathaway, Inc. "B"* (a)	4,500	396,900
Chubb Corp. (a)	19,800	1,510,344
CNO Financial Group, Inc. (a)	21,700	209,405
Everest Re Group Ltd. (a)	4,700	502,712
Fidelity National Financial, Inc. "A"	22,500	481,275
MBIA, Inc.*	41,700	422,421
MetLife, Inc. (a)	16,700	575,482
PartnerRe Ltd.	2,100	155,988
Prudential Financial, Inc.	16,000	872,160
The Travelers Companies, Inc.	2,000	136,520
XL Group PLC	5,800	139,374

		11,217,493
Real Estate Investment Trusts 2.1%
CBL & Associates Properties, Inc. (REIT)	38,100	813,054
Duke Realty Corp. (REIT)	11,300	166,110
General Growth Properties, Inc. (REIT)	9,800	190,904
Sunstone Hotel Investors, Inc. (REIT)*	8,500	93,500
Taubman Centers, Inc. (REIT)	2,500	191,825
Weyerhaeuser Co. (REIT)	93,000	2,431,020

		3,886,413
Thrifts & Mortgage Finance 0.1%
Ocwen Financial Corp.*	8,400	230,244
Health Care 14.1%
Biotechnology 2.5%
Amgen, Inc.	31,100	2,622,352
Onyx Pharmaceuticals, Inc.* (a)	8,200	692,900
Regeneron Pharmaceuticals, Inc.*	7,800	1,190,748

		4,506,000
Health Care Providers & Services 6.5%
Aetna, Inc. (a)	41,200	1,631,520
Community Health Systems, Inc.*	28,700	836,318
Express Scripts Holding Co.*	17,200	1,077,924
HCA Holdings, Inc. (a)	16,500	548,625
McKesson Corp.	12,300	1,058,169
Sunrise Senior Living, Inc.*	19,300	275,411
Tenet Healthcare Corp.*	30,000	188,100
UnitedHealth Group, Inc.	54,300	3,008,763
WellCare Health Plans, Inc.* (a)	16,700	944,385
WellPoint, Inc.	41,400	2,401,614

		11,970,829
Pharmaceuticals 5.1%
Abbott Laboratories (a)	34,700	2,379,032
AstraZeneca PLC (ADR)	12,500	598,250
Eli Lilly & Co. (a)	50,300	2,384,723
Merck & Co., Inc. (a)	29,700	1,339,470
Novo Nordisk AS (ADR)	3,400	536,554
Pfizer, Inc. (a)	64,300	1,597,855
Teva Pharmaceutical Industries Ltd. (ADR)	5,200	215,332
Warner Chilcott PLC "A"	31,300	422,550

		9,473,766
Industrials 8.0%
Aerospace & Defense 3.3%
Boeing Co.	8,000	556,960
Honeywell International, Inc.	11,000	657,250
Huntington Ingalls Industries, Inc.*	5,000	210,250
Lockheed Martin Corp.	3,100	289,478
Northrop Grumman Corp. (a)	29,500	1,959,685
Raytheon Co. (a)	26,500	1,514,740
Textron, Inc. (a)	37,500	981,375

		6,169,738
Airlines 1.1%
Alaska Air Group, Inc.*	21,100	739,766
Delta Air Lines, Inc.*	40,800	373,728
U.S. Airways Group, Inc.* (a)	88,600	926,756

		2,040,250
Building Products 0.1%
Masco Corp.	13,500	203,175
Construction & Engineering 0.4%
URS Corp.	18,900	667,359
Industrial Conglomerates 1.4%
General Electric Co.	93,700	2,127,927
Koninklijke Philips Electronics NV	21,800	511,210

		2,639,137
Machinery 1.1%
Ingersoll-Rand PLC	3,600	161,352
ITT Corp.	21,100	425,165
Oshkosh Corp.*	24,900	683,007
Terex Corp.* (a)	35,700	806,106

		2,075,630
Trading Companies & Distributors 0.6%
United Rentals, Inc.*	32,300	1,056,533
Information Technology 14.3%
Communications Equipment 2.1%
Brocade Communications Systems, Inc.*	66,500	393,348
Cisco Systems, Inc.	152,400	2,909,316
Harris Corp.	9,900	507,078

		3,809,742
Computers & Peripherals 3.2%
Apple, Inc.	4,700	3,136,122
Dell, Inc.	15,600	153,816
EMC Corp.*	22,100	602,667
Western Digital Corp.	51,000	1,975,230

		5,867,835
Electronic Equipment, Instruments & Components 0.4%
Flextronics International Ltd.*	72,100	432,600
Vishay Intertechnology, Inc.* (a)	35,900	352,897

		785,497
Internet Software & Services 3.1%
Akamai Technologies, Inc.*	20,500	784,330
AOL, Inc.* (a)	65,400	2,304,042
eBay, Inc.*	14,100	682,581
Equinix, Inc.*	3,700	762,385
IAC/InterActiveCorp.	24,300	1,265,058

		5,798,396
IT Services 2.5%
Alliance Data Systems Corp.* (a)	4,400	624,580
Computer Sciences Corp. (a)	39,100	1,259,411
CoreLogic, Inc.* (a)	19,600	519,988
Fiserv, Inc.*	5,500	407,165
International Business Machines Corp.	3,000	622,350
Lender Processing Services, Inc. (a)	26,800	747,452
Visa, Inc. "A" (a)	2,900	389,412

		4,570,358
Semiconductors & Semiconductor Equipment 0.5%
ASML Holding NV	7,300	391,864
Cirrus Logic, Inc.* (a)	4,000	153,560
Kulicke & Soffa Industries, Inc.*	37,500	390,000

		935,424
Software 2.5%
Activision Blizzard, Inc. (a)	27,600	311,328
Kenexa Corp.*	5,600	256,648
Microsoft Corp.	101,200	3,013,736
Solarwinds, Inc.* (a)	18,000	1,003,320

		4,585,032
Materials 4.5%
Chemicals 2.6%
Agrium, Inc.*	6,800	703,528
CF Industries Holdings, Inc.	10,900	2,422,416
Georgia Gulf Corp. (a)	18,900	684,558
PPG Industries, Inc. (a)	7,600	872,784
Valspar Corp.	2,800	157,080

		4,840,366
Construction Materials 0.6%
Cemex SAB de CV (ADR) (a)	128,500	1,070,405
Containers & Packaging 0.1%
Packaging Corp. of America	4,000	145,200
Metals & Mining 0.7%
AngloGold Ashanti Ltd. (ADR)	18,400	644,920
Coeur d'Alene Mines Corp.*	14,200	409,386
Ternium SA (ADR)	11,600	227,592

		1,281,898
Paper & Forest Products 0.5%
Domtar Corp. (a)	7,600	595,004
Louisiana-Pacific Corp.* (a)	30,600	382,500

		977,504
Telecommunication Services 2.7%
Diversified Telecommunication Services 1.7%
AT&T, Inc.	35,800	1,349,660
Verizon Communications, Inc. (a)	41,500	1,891,155

		3,240,815
Wireless Telecommunication Services 1.0%
Sprint Nextel Corp.*	280,900	1,550,568
Telephone & Data Systems, Inc.	10,600	271,466

		1,822,034
Utilities 2.9%
Electric Utilities 0.9%
Edison International	9,300	424,917
Great Plains Energy, Inc. (a)	7,600	169,176
NextEra Energy, Inc.	2,400	168,792
NV Energy, Inc.	45,300	815,853

		1,578,738
Independent Power Producers & Energy Traders 0.5%
AES Corp.*	48,300	529,851
Calpine Corp.*	17,100	295,830
GenOn Energy, Inc.*	74,500	188,485

		1,014,166
Multi-Utilities 1.3%
Ameren Corp.	33,900	1,107,513
Consolidated Edison, Inc.	14,200	850,438
PG&E Corp. (a)	9,000	384,030

		2,341,981
Water Utilities 0.2%
American Water Works Co., Inc.	10,500	389,130

Total Common Stocks (Cost $159,415,015)		182,041,269
Securities Lending Collateral 27.6%
Daily Assets Fund Institutional, 0.23% (b) (c) (Cost $50,989,427)	50,989,427	50,989,427
Cash Equivalents 1.3%
Central Cash Management Fund, 0.15% (b) (Cost $2,310,002)	2,310,002	2,310,002

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $212,714,444) †	127.5	235,340,698
Other Assets and Liabilities, Net	(27.5)	(50,759,004)

Net Assets	100.0	184,581,694

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $213,715,096.  At September 30, 2012, net unrealized appreciation for all securities based on tax cost was $21,625,602.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $24,284,467 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,658,865.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2012 amounted to $48,929,139, which is 26.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At September 30, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

S&P 500 E-Mini Index	USD	12/21/2012	33	2,366,430	(30,423)

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30,2012 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$182,041,269	$—	$—	$182,041,269
Short-Term Investments(d)	53,299,429	—	—	53,299,429
Total	$235,340,698	$—	$—	$235,340,698
Liabilities
Derivatives(e)	$(30,423)	$—	$—	$(30,423)
Total	$(30,423)	$—	$—	$(30,423)

There have been no transfers between fair value measurement levels during the period ended September 30, 2012.

(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(30,423)

Investment Portfolio	as of September 30, 2012 (Unaudited)

DWS Global Small Cap Growth VIP
	Shares	Value ($)
Common Stocks 97.0%
Australia 0.9%
Austal Ltd.*	306,363	439,858
Sunshine Heart, Inc.* (a)	86,380	720,409

(Cost $1,189,853)		1,160,267
Austria 1.5%
AMS AG	3,336	333,824
Andritz AG	27,269	1,548,090

(Cost $1,518,215)		1,881,914
Bermuda 1.3%
Energy XXI (Bermuda) Ltd.	19,214	671,529
Lazard Ltd. "A" (a)	32,993	964,386

(Cost $1,428,422)		1,635,915
Brazil 1.0%
Fleury SA (Cost $1,188,202)	102,523	1,226,382
Canada 1.6%
Americas Petrogas, Inc.*	192,584	362,405
Fortress Paper Ltd. "A"*	19,448	274,975
SunOpta, Inc.*	222,575	1,422,254

(Cost $3,168,997)		2,059,634
Channel Islands 1.0%
Randgold Resources Ltd. (ADR) (Cost $652,403)	10,775	1,325,325
China 1.7%
Charm Communications, Inc. (ADR)	108,380	639,442
Minth Group Ltd.	1,391,554	1,467,460

(Cost $1,809,876)		2,106,902
Cyprus 0.6%
ProSafe SE (Cost $603,860)	95,272	788,183
Denmark 0.7%
GN Store Nord AS (Cost $729,902)	56,778	874,186
France 1.3%
Flamel Technologies SA (ADR)*	161,320	659,799
JC Decaux SA	41,153	936,226

(Cost $3,032,187)		1,596,025
Germany 5.0%
Fresenius Medical Care AG & Co. KGaA	24,102	1,768,986
Gerresheimer AG*	12,927	676,627
M.A.X. Automation AG	217,300	996,569
Rational AG	5,276	1,324,004
United Internet AG (Registered)	71,715	1,463,207

(Cost $2,534,062)		6,229,393
Gibraltar 0.3%
Bwin.Party Digital Entertainment PLC (Cost $864,797)	209,531	352,092
Hong Kong 3.9%
K Wah International Holdings Ltd.	3,860,033	1,830,736
REXLot Holdings Ltd.	20,422,633	1,525,907
Techtronic Industries Co., Ltd.	821,814	1,488,423

(Cost $3,363,694)		4,845,066
Ireland 4.4%
C&C Group PLC (b)	120,694	571,722
C&C Group PLC (b)	185,737	883,762
Paddy Power PLC	32,412	2,409,840
Ryanair Holdings PLC* (b)	2,200	12,515
Ryanair Holdings PLC* (b)	285,168	1,631,146

(Cost $2,568,699)		5,508,985
Israel 0.7%
Allot Communications Ltd.* (a)	11,823	313,546
EZchip Semiconductor Ltd.* (a)	18,342	561,082

(Cost $925,030)		874,628
Italy 0.6%
Prysmian SpA (Cost $776,260)	43,156	772,576
Japan 6.8%
Hajime Construction Co., Ltd.	38,329	1,350,686
Kusuri No Aoki Co., Ltd.	22,815	1,107,142
Medical System Network Co., Ltd.	15,100	112,869
MISUMI Group, Inc.	49,863	1,227,292
Nippon Seiki Co., Ltd.	100,890	1,008,064
OSG Corp.	66,786	925,711
Sumikin Bussan Corp. (c)	407,782	1,010,271
United Arrows Ltd.	43,506	1,162,005
Universal Entertainment Corp.	29,223	591,203

(Cost $7,748,720)		8,495,243
Korea 0.9%
DGB Financial Group, Inc. (Cost $1,293,440)	87,306	1,150,156
Luxembourg 0.8%
L'Occitane International SA (Cost $788,699)	379,962	1,002,172
Malaysia 0.8%
Hartalega Holdings Bhd. (Cost $595,736)	680,121	978,497
Netherlands 4.0%
Brunel International NV	22,825	999,367
Chicago Bridge & Iron Co. NV (c) (d)	20,728	789,529
Koninklijke Vopak NV	28,572	2,009,232
SBM Offshore NV*	84,575	1,210,060

(Cost $2,409,635)		5,008,188
Philippines 1.1%
Alliance Global Group, Inc. (Cost $1,031,652)	3,946,150	1,388,290
Singapore 1.9%
Lian Beng Group Ltd.	1,915,990	678,703
UOB-Kay Hian Holdings Ltd.	463,655	618,621
Yongnam Holdings Ltd.	5,381,892	1,074,076

(Cost $2,311,751)		2,371,400
Switzerland 2.3%
Dufry AG (Registered)*	10,330	1,239,352
Partners Group Holding AG	7,929	1,650,450

(Cost $1,689,711)		2,889,802
United Arab Emirates 0.3%
Lamprell PLC (Cost $609,287)	203,643	362,587
United Kingdom 10.0%
ARM Holdings PLC	141,768	1,321,969
Ashmore Group PLC	234,071	1,290,897
Babcock International Group PLC	153,039	2,294,700
Burberry Group PLC	43,776	710,808
Domino's Pizza Group PLC	124,098	1,064,934
Hargreaves Lansdown PLC	82,882	842,302
IG Group Holdings PLC	128,107	923,804
John Wood Group PLC	87,220	1,135,195
Rotork PLC	44,187	1,617,203
Serco Group PLC	71,008	666,490
The Weir Group PLC	25,413	727,813

(Cost $6,717,667)		12,596,115
United States 41.6%
Advance Auto Parts, Inc. (c)	12,086	827,166
Aecom Technology Corp.*	34,480	729,597
Aeropostale, Inc.*	51,413	695,618
Affiliated Managers Group, Inc.*	9,514	1,170,222
Altra Holdings, Inc.	39,879	725,798
Ancestry.com, Inc.* (c)	35,029	1,053,672
Applied Industrial Technologies, Inc.	22,210	920,160
Approach Resources, Inc.* (c)	24,637	742,313
Ascena Retail Group, Inc.*	31,888	683,998
BE Aerospace, Inc.*	39,951	1,681,937
BorgWarner, Inc.*	12,633	873,067
Cardtronics, Inc.*	41,007	1,221,188
Catamaran Corp.*	11,950	1,170,741
Centene Corp.* (c)	23,330	872,775
Cognex Corp.	30,625	1,059,012
CONMED Corp.	28,686	817,551
Deckers Outdoor Corp.* (c)	17,478	640,394
Dresser-Rand Group, Inc.*	26,444	1,457,329
Green Mountain Coffee Roasters, Inc.* (c)	33,549	796,789
Guess?, Inc.	29,951	761,354
Harris Corp. (c)	22,354	1,144,972
Haynes International, Inc.	15,606	813,853
Hi-Tech Pharmacal Co., Inc.*	23,386	774,310
Jarden Corp.	25,416	1,342,981
Jefferies Group, Inc.	55,023	753,265
Joy Global, Inc.	8,798	493,216
Manitowoc Co., Inc.	90,535	1,207,737
Metropolitan Health Networks, Inc.*	116,436	1,087,512
MICROS Systems, Inc.*	11,031	541,843
NIC, Inc.	65,820	974,136
NxStage Medical, Inc.*	63,679	841,200
Oil States International, Inc.*	15,628	1,241,801
Pacira Pharmaceuticals, Inc.* (c)	122,540	2,132,196
Palo Alto Networks, Inc.* (c)	11,247	692,478
Parametric Technology Corp.*	30,835	672,203
QLIK Technologies, Inc.*	28,928	648,276
Rockwood Holdings, Inc.	15,311	713,493
Rosetta Resources, Inc.*	13,680	655,272
Sauer-Danfoss, Inc.	23,638	950,484
Schweitzer-Mauduit International, Inc.	35,214	1,161,710
Signature Bank*	16,073	1,078,177
Stericycle, Inc.*	6,734	609,562
Sycamore Networks, Inc.*	41,306	636,112
Tenneco, Inc.*	21,800	610,400
The Active Network, Inc.*	36,103	452,371
Thoratec Corp.*	54,408	1,882,517
TIBCO Software, Inc.*	21,027	635,646
TiVo, Inc.*	72,127	752,285
TreeHouse Foods, Inc.*	19,325	1,014,562
United Rentals, Inc.* (c)	20,772	679,452
Urban Outfitters, Inc.*	36,536	1,372,292
VeriFone Systems, Inc.* (c)	19,782	550,929
Volcano Corp.*	5,691	162,592
WABCO Holdings, Inc.*	23,677	1,365,452
Waddell & Reed Financial, Inc. "A"	33,493	1,097,566
WellCare Health Plans, Inc.*	11,134	629,628
Zions Bancorp. (c)	43,060	889,404

(Cost $40,522,178)		52,162,566

Total Common Stocks (Cost $92,072,935)		121,642,489
Warrants 0.0%
Hong Kong 0.0%
Kingboard Chemical Holdings Ltd., Expiration Date 10/31/2012* (Cost $0)	39,014	50
Malaysia 0.0%
Hartalega Holdings Bhd., Expiration Date 5/29/2015* (Cost $0)	68,733	12,502

Total Warrants (Cost $0)		12,552
Securities Lending Collateral 9.7%
Daily Assets Fund Institutional, 0.23% (e) (f) (Cost $12,127,867)	12,127,867	12,127,867
Cash Equivalents 2.6%
Central Cash Management Fund, 0.15% (e) (Cost $3,301,044)	3,301,044	3,301,044

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $107,501,846) †	109.3	137,083,952
Other Assets and Liabilities, Net (c)	(9.3)	(11,624,737)

Net Assets	100.0	125,459,215

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $107,838,122.  At September 30, 2012, net unrealized appreciation for all securities based on tax cost was $29,245,830.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $36,593,902 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,348,072.

(a)	Listed on the NASDAQ Stock Market, Inc.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)
All or a portion of these securities were on loan amounting to $11,092,826. In addition, included in other assets and liabilities, net is a pending sale, amounting to $571,829, that is also on loan. The value of all securities loaned at September 30, 2012 amounted to $11,664,655 which is 9.3% of net assets.

(d)	Listed on the New York Stock Exchange.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At September 30, 2012 the DWS Global Small Cap Growth VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Warrants
Industrials	31,496,830	25.9%
Consumer Discretionary	24,755,884	20.3%
Health Care	17,401,279	14.3%
Information Technology	15,028,801	12.4%
Financials	14,259,986	11.7%
Energy	8,626,674	7.1%
Consumer Staples	5,796,231	4.8%
Materials	4,289,356	3.5%
Total	121,655,041	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks & Warrants
Australia	$720,409	$439,858	$—	$1,160,267
Austria	—	1,881,914	—	1,881,914
Bermuda	1,635,915	—	—	1,635,915
Brazil	1,226,382	—	—	1,226,382
Canada	2,059,634	—	—	2,059,634
Channel Islands	1,325,325	—	—	1,325,325
China	639,442	1,467,460	—	2,106,902
Cyprus	—	788,183	—	788,183
Denmark	—	874,186	—	874,186
France	659,799	936,226	—	1,596,025
Germany	—	6,229,393	—	6,229,393
Gibraltar	—	352,092	—	352,092
Hong Kong	—	4,845,116	—	4,845,116
Ireland	—	5,508,985	—	5,508,985
Israel	874,628	—	—	874,628
Italy	—	772,576	—	772,576
Japan	—	8,495,243	—	8,495,243
Korea	—	1,150,156	—	1,150,156
Luxembourg	—	1,002,172	—	1,002,172
Malaysia	—	978,497	12,502	990,999
Netherlands	789,529	4,218,659	—	5,008,188
Philippines	—	1,388,290	—	1,388,290
Singapore	—	2,371,400	—	2,371,400
Switzerland	—	2,889,802	—	2,889,802
United Arab Emirates	—	362,587	—	362,587
United Kingdom	—	12,596,115	—	12,596,115
United States	52,162,566	—	—	52,162,566
Short-Term Investments(g)	15,428,911	—	—	15,428,911
Total	$77,522,540	$59,548,910	$12,502	$137,083,952

There have been no transfers between fair value measurement levels during the period ended September 30, 2012 .

(g)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2012 (Unaudited)

DWS International VIP
	Shares	Value ($)
Common Stocks 96.3%
Australia 7.2%
Australia & New Zealand Banking Group Ltd.	30,000	767,370
BHP Billiton Ltd.	138,500	4,745,498
Lend Lease Group	73,000	592,101
National Australia Bank Ltd.	196,807	5,185,393
Newcrest Mining Ltd.	117,392	3,489,181
Westpac Banking Corp.	47,000	1,207,180

(Cost $16,665,341)		15,986,723
Finland 3.9%
Fortum Oyj (Cost $9,468,417)	468,000	8,629,916
France 7.7%
Aeroports de Paris	20,400	1,628,988
Dassault Systemes SA	87,400	9,207,137
Klepierre (REIT)	17,400	610,985
Publicis Groupe	18,200	1,020,437
Safran SA	55,400	1,996,955
Unibail-Rodamco SE (REIT)	13,000	2,595,466

(Cost $14,337,704)		17,059,968
Germany 14.2%
Adidas AG	121,100	9,945,112
Allianz SE (Registered)	9,500	1,131,175
BASF SE	68,800	5,813,427
Deutsche Post AG (Registered)	482,700	9,437,050
Hannover Rueckversicherung AG (Registered)	29,700	1,900,134
SAP AG	46,550	3,300,924
Siemens AG (Registered)	441	44,039

(Cost $27,740,791)		31,571,861
Hong Kong 5.2%
BOC Hong Kong (Holdings) Ltd.	2,974,000	9,423,836
Noble Group Ltd.	1,770,000	1,900,307
Orient Overseas International Ltd.	72,000	395,282

(Cost $10,340,309)		11,719,425
Israel 0.8%
Bezeq Israeli Telecommunication Corp., Ltd. (Cost $2,951,639)	1,519,000	1,765,286
Italy 5.7%
Snam SpA	2,512,000	11,150,061
UniCredit SpA*	360,000	1,504,834

(Cost $13,921,826)		12,654,895
Japan 19.6%
Bridgestone Corp.	145,900	3,381,142
Canon, Inc.	156,900	5,021,237
Central Japan Railway Co.	21,000	1,842,092
FANUC Corp.	17,800	2,866,807
Fast Retailing Co., Ltd. (a)	28,300	6,555,095
Honda Motor Co., Ltd.	28,992	889,611
JGC Corp.	166,000	5,537,780
Marubeni Corp. (a)	142,000	905,456
Mitsubishi Estate Co., Ltd.	217,000	4,151,483
Mitsubishi Heavy Industries Ltd.	106,000	458,796
Mitsui & Co., Ltd. (a)	446,000	6,270,252
Nabtesco Corp. (a)	163,900	3,007,024
Nissan Motor Co., Ltd.	87,000	740,714
Sony Corp.	52,000	607,099
Sumitomo Mitsui Financial Group, Inc. (a)	26,300	818,163
Sumitomo Realty & Development Co., Ltd.	24,000	636,697

(Cost $44,265,739)		43,689,448
Netherlands 6.9%
ING Groep NV (CVA)*	786,857	6,255,080
Royal Dutch Shell PLC "B"	254,300	9,045,015

(Cost $14,790,874)		15,300,095
Norway 2.8%
DnB ASA (Cost $6,181,247)	509,000	6,260,268
Portugal 0.2%
Banco Comercial Portugues SA "R"* (a) (Cost $742,115)	4,980,000	409,558
Singapore 1.1%
United Overseas Bank Ltd.	133,000	2,123,622
Wilmar International Ltd.	100,000	263,689

(Cost $2,468,059)		2,387,311
Sweden 8.2%
Swedbank AB "A"	133,500	2,511,204
TeliaSonera AB	2,179,000	15,707,701

(Cost $17,417,969)		18,218,905
Switzerland 1.5%
Swiss Life Holding AG (Registered)*	3,700	441,728
Zurich Insurance Group AG*	12,000	2,987,899

(Cost $3,587,766)		3,429,627
United Kingdom 11.3%
Capita PLC	368,200	4,613,291
Centrica PLC	2,748,000	14,565,383
Inmarsat PLC	390,000	3,725,146
SABMiller PLC	49,300	2,168,852

(Cost $23,136,967)		25,072,672

Total Common Stocks (Cost $208,016,763)		214,155,958
Securities Lending Collateral 8.6%
Daily Assets Fund Institutional, 0.23% (b) (c) (Cost $19,135,665)	19,135,665	19,135,665
Cash Equivalents 1.7%
Central Cash Management Fund, 0.15% (b) (Cost $3,804,925)	3,804,925	3,804,925

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $230,957,353) †	106.6	237,096,548
Other Assets and Liabilities, Net	(6.6)	(14,598,994)

Net Assets	100.0	222,497,554

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $232,105,790.  At September 30, 2012, net unrealized appreciation for all securities based on tax cost was $4,990,758.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,390,611 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,399,853.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2012 amounted to $17,907,054, which is 8.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen
REIT: Real Estate Investment Trust

At September 30, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

S&P 500 E-Mini Index	USD	12/21/2012	115	8,246,650	(113,850)

Currency Abbreviation

USD	United States Dollar

At September 30, 2012 the DWS International VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Financials	51,514,176	24.1%
Industrials	40,904,119	19.1%
Utilities	34,345,360	16.0%
Consumer Discretionary	23,139,210	10.8%
Telecommunication Services	21,198,133	9.9%
Information Technology	17,529,298	8.2%
Materials	14,048,106	6.6%
Energy	9,045,015	4.2%
Consumer Staples	2,432,541	1.1%
Total	214,155,958	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)
Australia	$—	$15,986,723	$—	$15,986,723
Finland	—	8,629,916	—	8,629,916
France	—	17,059,968	—	17,059,968
Germany	—	31,571,861	—	31,571,861
Hong Kong	—	11,719,425	—	11,719,425
Israel	—	1,765,286	—	1,765,286
Italy	—	12,654,895	—	12,654,895
Japan	—	43,689,448	—	43,689,448
Netherlands	—	15,300,095	—	15,300,095
Norway	—	6,260,268	—	6,260,268
Portugal	—	409,558	—	409,558
Singapore	—	2,387,311	—	2,387,311
Spain	—	1,222,788	—	1,222,788
Sweden	—	18,218,905	—	18,218,905
Switzerland	—	3,429,627	—	3,429,627
United Kingdom	—	25,072,672	—	25,072,672
Short-Term Investments (d)	22,940,590	—	—	22,940,590
Total	$22,940,590	$214,155,958	$—	$237,096,548

Liabilities
Derivatives(e)	$(113,850)	$—	$—	$(113,850)
Total	$(113,850)	$—	$—	$(113,850)

There have been no transfers between fair value measurement levels during the period ended September 30, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(113,850)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series I

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2012